Reporting entity and organization (Details)	12 Months Ended
Jun. 30, 2018
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2012
Hailiang Management (previously named "Zhejiang Hailiang Education Investment Group Co., Ltd.") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2012
Description of nature of entity's operations and principal activities	Investment holding
Proportion of ownership interest in associate		[1]
Hailiang Mingxin [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Educational consulting, after-school enrichment program
Proportion of ownership interest in associate		[1]
Hangzhou Hailiang [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	School management
Proportion of ownership interest in associate		[1]
Zhuji Youer [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Technology
Proportion of ownership interest in associate		[1]
Zhuji Mingrui [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Consulting
Proportion of ownership interest in associate		[1]
Zhuji Shangzhuo [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Consulting
Proportion of ownership interest in associate		[1]
Zhuji Hongda [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Trading
Proportion of ownership interest in associate		[1]
Foreign Language [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate		[1]
Experimental High [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2002
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate		[1]
Tianma Experimental [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate		[1]
Hailiang Primary School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate		[1]
Hailiang Junior Middle School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate		[1]
Hailiang Senior Middle School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate		[1]
Hailiang High School of Art (previously named "Hailiang Art Middle School") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	K-12 educational services
Proportion of ownership interest in associate		[1]
Hailiang Education (HK) Limited ("Hailiang HK") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Hong Kong, China, 2011
Description of nature of entity's operations and principal activities	Investment holding
Proportion of ownership interest in subsidiary	100.00%
Hailiang Consulting [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2011
Description of nature of entity's operations and principal activities	Investment holding and school management
Proportion of ownership interest in subsidiary	100.00%
Ningbo Hailiang [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	School logistics management
Proportion of ownership interest in subsidiary	100.00%
Ningbo Haoliang [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	School management
Proportion of ownership interest in subsidiary	100.00%
Zhuji Hotel [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	Hotel management
Proportion of ownership interest in subsidiary	100.00%
Hailiang Sports [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Sports activities consulting
Proportion of ownership interest in subsidiary	100.00%
Haibo Education [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Jiangxi, China, 2018
Description of nature of entity's operations and principal activities	Educational training
Proportion of ownership interest in subsidiary	56.00%
Haibo Logistics [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Jiangxi, China, 2018
Description of nature of entity's operations and principal activities	School management
Proportion of ownership interest in subsidiary	56.00%

[1]	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.